Equity Method Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [line items]
Carrying amount	$ 10,212	$ 8,571
Holding	100.00%
Ganzin Technology Corp.
Statement [line items]
Principal Activities	Eye tracking chip and module
Place of Incorporation and Operation	Taipei, Taiwan
Holding	27.55%	31.21%
Iris Optronics Co Ltd
Statement [line items]
Principal Activities	E-paper manufacturing and sales
Place of Incorporation and Operation	Tainan, Taiwan
Carrying amount	$ 184	$ 21
Holding	3.77%	4.52%
Guangzhou Pixtalks Information Technology Co Ltd
Statement [line items]
Principal Activities	3D structured light module
Place of Incorporation and Operation	Guangzhou, China
Carrying amount	$ 219	$ 209
Holding	29.50%	29.50%
Prilit Optronics, Inc
Statement [line items]
Principal Activities	LCD panel components manufacturing
Place of Incorporation and Operation	Tainan, Taiwan
Carrying amount	$ 2,099	$ 2,505
Holding	14.95%	14.95%
Tilt Five, Inc
Statement [line items]
Principal Activities	Develops of Augmented Reality technology
Place of Incorporation and Operation	Delaware, USA
Carrying amount	$ 4,648	$ 5,836
Holding	21.99%	21.99%
Calumino Pty Limited
Statement [line items]
Principal Activities	Develops of thermal sensing technology
Place of Incorporation and Operation	Sydney, Australia
Carrying amount	$ 3,062
Holding	13.07%